Reverse Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Reverse Acquisition [Abstract]
Schedule of net liability position
$

Preferred shares issued	50,000
Common shares issued	130,000
Total consideration	180,000

Net liabilities acquired
Liabilities assumed	(159,924)
Liabilities forgiven on acquisition	(122,452)
Net liabilities acquired	37,572

Adjustment to deficit	217,572